LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 10 - LEASES:

The Company’s main leasing properties are located in Israel, USA and Canada as detailed below:

a.In May 2018, the Company signed a lease agreement for its headquarters in Israel. In January 2019, February 2020 and March 2021 the Company signed a supplement lease agreements, further expanding its headquarters in Israel (collectively, the “Lease Agreement”). The Lease Agreement will expire in December 2024. The current monthly rent payment under the Lease Agreement is approximately $48.7.

The costs under the Lease Agreement in Israel are linked to the Israeli Consumer Price Index. For purposes of ensuring the Company’s obligation towards the lessor, the Company has provided the lessor with a bank guarantee of NIS 667 thousand (approximately $217).

The Company also leases vehicles for several employees in Israel for a period of three years.

b.The Company’s U.S. subsidiary has a lease agreement for its offices that expires in August 2022. In August 2020, the Company’s U.S. subsidiary, has signed a new lease agreement, for additional property for its offices (“Additional U.S Lease”). The Additional U.S Lease is for 7 years and 4 months which began on the middle of April of 2021. The current monthly rent payment is approximately $25.

c.The Company’s Canadian subsidiary has a lease agreement for its offices that expires in June 2022. The lease is with a related party (see also note 16b). The current monthly rent payment is approximately $6.

From time to time the Company also leases small properties, mainly for offices for Subsidiaries around the world which range for periods of up to 3 years.

F - 24

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 10 - LEASES (continued):

The lease cost was as follows:

	Year ended December 31
	2021	2020

Operating lease cost	1,297	930

Supplemental cash flow information related to leases was as follows:

	Year ended December 31
	2021	2020

Operating cash flows from operating leases	1,328	963

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2021	2020
Operating Leases
Operating lease right-of-use assets	4,321	1,153

Other current liabilities	1,209	880
Operating lease liabilities	3,307	358
Total operating lease liabilities	4,516	1,238

Weighted Average Remaining Lease Term
Operating leases	4.70 years	1.33 years

Weighted Average Discount Rate
Operating leases	2.00%-2.75%	2.75%

As of December 31, 2021, the maturities of lease liabilities were as follows:

Operating Leases

Year Ending December 31,
2022	1,307
2023	1,091
2024	1,022
2025 and beyond	1,328
Total lease payments	4,748
Less imputed interests	(232)
Total	4,516